Commitments and contingencies (Detail Textuals)			1 Months Ended	12 Months Ended
	Jan. 01, 2019 CAD ($)	Nov. 01, 2014	Oct. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 01, 2018 CAD ($)
Commitments And Contingencies [Line Items]
Unfinished product inventory					$ 197,900
Business and administration agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement	1 year
Amount committed to pay under the agreement, per month	$ 7,083
Amount committed to pay under the agreement, per year	$ 85,000
Bottom of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €						€ 400,000
Top of range
Commitments And Contingencies [Line Items]
Unfinished product inventory | €						€ 525,000
Sublease agreement with GVI
Commitments And Contingencies [Line Items]
Term of agreement		3 years
Sublease rent upto 30th April, 2016				$ 170,000
Sublease rent from 1st May, 2016				$ 212,000			$ 306,400
Additional period for renewal of lease term				5 years
AGGRASTAT
Commitments And Contingencies [Line Items]
Unfinished product inventory					$ 150,000
Prexxartan | Exclusive License Agreement
Commitments And Contingencies [Line Items]
Term of agreement			7 years
Upfront payment			$ 100,000
Additional amount payable			$ 400,000